Share-based Compensation - Share Incentive Plan of Guangzhou Onion (Details) - 2015 Share Incentive Plan	1 Months Ended
Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares initially reserved for issuance	660,000
Contractual term	10 years
Number of award granted	660,000